Financial Risk Management Objectives and Policies - Summary of Information about Credit Risk on Trade Receivables using Provision Matrix (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of provision matrix [line items]
Financial assets	¥ 15,408,896	$ 2,147,941	¥ 14,275,698
Expected credit loss	¥ 227,133	$ 31,661	¥ 54,894
Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	12.60%	12.60%	4.80%
Expected credit loss	¥ 229,694		¥ 54,894
Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 1,828,773		1,549,332
Current [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.40%	0.40%
Expected credit loss	¥ 2,561
Current [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 653,519		¥ 921,884
Days past due 0- 90 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	7.80%	7.80%	0.10%
Expected credit loss	¥ 49,750		¥ 294
Days past due 0- 90 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 641,862		¥ 350,376
Days Past due 91-180 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	15.70%	15.70%	0.80%
Expected credit loss	¥ 35,500		¥ 753
Days Past due 91-180 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 225,739		¥ 97,382
Days past due 181-365 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	21.20%	21.20%	2.20%
Expected credit loss	¥ 32,818		¥ 2,067
Days past due 181-365 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 154,973		¥ 93,015
Days past due greater than 365 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	71.40%	71.40%	59.70%
Expected credit loss	¥ 109,065		¥ 51,780
Days past due greater than 365 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 152,680		¥ 86,675